Description of Organization and Business Operations (Details) - USD ($)			2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 18, 2019	Mar. 04, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Description of Organization and Business Operations (Textual)
Gross proceeds private placement warrants					$ 7,600,000	$ 7,600,000
Transaction costs				15,930,162		15,930,162
Underwriting fees				5,600,000		5,600,000
Deferred underwriting fees				9,800,000		9,800,000
Other offering costs				530,162		530,162
Cash held outside of trust account				$ 857,071		$ 1,070,048
Business combination fair market value, percentage				80.00%		80.00%
Business combination percentage of voting securities				50.00%		50.00%
Business combination net tangible assets				$ 5,000,001		$ 5,000,001
Class A common stock sold, description				Aggregate of 15% or more of the Public Shares.		Aggregate of 15% or more of the Public Shares.
Price per unit sold				$ 10.00		$ 10.00
Percentage of aggregate of public shares				15.00%		15.00%
Maximum maturity of securities held in trust account						180 days
Founder Shares [Member]
Description of Organization and Business Operations (Textual)
Description of proposed offering to business combination				The Company’s obligation to redeem 100% of its Public Shares.		The Company’s obligation to redeem 100% of its Public Shares.
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Sale of price per unit				$ 10.00		$ 10.00
Description of proposed offering to business combination				The Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law.		The Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law.
Private Placement Warrants [Member]
Description of Organization and Business Operations (Textual)
Sale of price per unit	$ 10.00
Consummated sale of warrants				4,666,667		4,666,667
Price of per warrant		$ 10.00		$ 1.50		$ 1.50
Gross proceeds private placement warrants	$ 30,600,000			$ 7,000,000		$ 7,000,000
Net proceeds of sale of units	30,000,000	$ 250,000,000
Deposited trust account	$ 280,000,000
Trust account of units	$ 10.00
Over-Allotment Option [Member]
Description of Organization and Business Operations (Textual)
Gross proceeds initial public offering				$ 3,750,000		$ 3,750,000
Sale of price per unit	10.00
Price of per warrant	$ 1.50
Gross proceeds private placement warrants	$ 400,000
Net proceeds of sale of units	$ 30,000,000
Additional sale of shares	3,000,000
Class A common stock | Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Consummated initial public offering		25,000,000
Gross proceeds initial public offering		$ 250,000,000
Sale of price per unit		$ 10.00
Maximum maturity of securities held in trust account		180 days